Long-term debt - Terms (Details) R in Millions, $ in Millions			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2018 ZAR (R)
Long-term debt
Borrowing limit authorised		R 452,000.0		R 309,000.0
Unamortised loan costs		(588.0)		(627.0)
Long-term debt		129,569.0		167,197.0	R 101,830.0
Short-term portion		(2,219.0)		(19,686.0)
Long-term debt		R 127,350.0		147,511.0
Sasol Financing International
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Sasol Financing USA LLC
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Revolving credit facility, various repayment terms from November 2021 to November 2024
Long-term debt
Long-term debt, before unamortised costs	$ 3,900		$ 3,900	67,600.0
Short-term portion	$ (1,000)		$ (1,000)	(17,000.0)
Long-term debt
Long-term debt
Long-term debt, before unamortised costs		R 130,157.0		167,824.0
Secured Debt
Long-term debt
Long-term debt, before unamortised costs		6,602.0		4,608.0
Secured Debt | Repayable in quarterly instalments ending August 2024
Long-term debt
Carrying value of property, plant and equipment pledged as collateral		4,183.0		4,999.0
Long-term debt, before unamortised costs		2,735.0		R 3,209.0
Secured Debt | Repayable in quarterly instalments ending August 2024 | US dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis	2.50%		2.50%	2.50%
Secured Debt | Repayable in bi-annual instalments ending June 2022
Long-term debt
Carrying value of property, plant and equipment pledged as collateral		4,941.0		R 4,450.0
Long-term debt, before unamortised costs		2,590.0
Secured Debt | Repayable in bi-annual instalments ending February 2030
Long-term debt
Carrying value of property, plant and equipment pledged as collateral		1,480.0		1,821.0
Long-term debt, before unamortised costs		1,093.0		R 1,226.0
Secured Debt | Repayable in bi-annual instalments ending February 2030 | US dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis	5.50%		5.50%	5.50%
Secured Debt | Other secured debt
Long-term debt
Long-term debt, before unamortised costs		184.0		R 173.0
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs		123,555.0		163,216.0
Unsecured debt | Unsecured debt, due April 2031
Long-term debt
Long-term debt, before unamortised costs		1,779.0		949.0
Unsecured debt | Unsecured debt, various repayment terms
Long-term debt
Long-term debt, before unamortised costs		626.0		R 659.0
Unsecured debt | Unsecured debt, various repayment terms | Fixed
Long-term debt
Interest rate	8.00%		8.00%	8.00%
Unsecured debt | Unsecured debt, repayable in August 2022
Long-term debt
Long-term debt, before unamortised costs				R 2,197.0
Unsecured debt | Unsecured debt, repayable in August 2022 | Rand | Variable | 3 month Jibar
Long-term debt
Adjustment to interest rate basis	1.30%		1.30%	1.30%
Unsecured debt | Unsecured debt, various repayment terms from November 2021 to November 2024
Long-term debt
Long-term debt, before unamortised costs		R 63,548.0		R 88,210.0
Unsecured debt | Unsecured debt, various repayment terms from November 2021 to November 2024 | Fixed
Long-term debt
Interest rate	4.50%		4.50%	4.50%
Unsecured debt | Unsecured debt, various repayment terms from November 2021 to November 2024 | US dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis		1.00%
Unsecured debt | Unsecured debt, various repayment terms from November 2021 to November 2024 | US dollar | Variable | LIBOR | Minimum
Long-term debt
Adjustment to interest rate basis	1.60%		1.60%	1.60%
Unsecured debt | Unsecured debt, various repayment terms from November 2021 to November 2024 | US dollar | Variable | LIBOR | Maximum
Long-term debt
Adjustment to interest rate basis	2.90%		2.90%	2.90%
Unsecured debt | Bond, various repayment terms from November 2021 to November 2024 | Sasol Financing International
Long-term debt
Long-term debt, before unamortised costs	$ 1,000		$ 1,000	R 17,000.0
Unsecured debt | Bond, various repayment terms from November 2021 to November 2024 | Fixed | Sasol Financing International
Long-term debt
Interest rate	4.50%		4.50%	4.50%
Unsecured debt | Revolving credit facility, various repayment terms from November 2021 to November 2024 | Sasol Financing International
Long-term debt
Long-term debt, before unamortised costs	$ 3,900		$ 3,900	R 67,600.0
Proceeds from borrowings | $			1,900
Repayments of borrowings | $			1,500
Unsecured debt | Term loan facility, various repayment terms from November 2021 to November 2024 | Sasol Financing International
Long-term debt
Long-term debt, before unamortised costs	$ 150		$ 150	2,600.0
Unsecured debt | Unsecured debt, various repayment terms from June 2024 To September 2028
Long-term debt
Long-term debt, before unamortised costs		R 57,602.0		R 71,201.0
Unsecured debt | Unsecured debt, various repayment terms from June 2024 To September 2028 | Fixed | Minimum
Long-term debt
Interest rate	5.80%		5.80%	5.80%
Unsecured debt | Unsecured debt, various repayment terms from June 2024 To September 2028 | Fixed | Maximum
Long-term debt
Interest rate	6.50%		6.50%	6.50%
Unsecured debt | Unsecured debt, various repayment terms from June 2024 To September 2028 | US dollar | Variable | LIBOR | Minimum
Long-term debt
Adjustment to interest rate basis	1.60%	1.00%	1.60%	1.60%
Unsecured debt | Unsecured debt, various repayment terms from June 2024 To September 2028 | US dollar | Variable | LIBOR | Maximum
Long-term debt
Adjustment to interest rate basis	2.00%	1.40%	2.00%	2.00%
Unsecured debt | Bonds, various repayment terms from June 2024 to September 2028 | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	$ 2,250		$ 2,250	R 39,600.0
Unsecured debt | Bonds, various repayment terms from June 2024 to September 2028 | Fixed | Minimum | Sasol Financing USA LLC
Long-term debt
Interest rate	5.88%		5.88%	5.88%
Unsecured debt | Bonds, various repayment terms from June 2024 to September 2028 | Fixed | Maximum | Sasol Financing USA LLC
Long-term debt
Interest rate	6.50%		6.50%	6.50%
Unsecured debt | US Dollar Term Loan June 2024 | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	$ 1,650		$ 1,650	R 28,600.0
Unsecured debt | Revolving credit facility, June 2024 | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	$ 150		$ 150	R 2.6